Other Income (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Other Income

Other income consisted of the following:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Gain from disposal of property and equipment	3,364	$8,247	$896
Gain on sale of investment securities	—	996	—
Interest income	143	196	201
Currency exchange loss	(1,379)	(310)	(458)
Other	3,716	556	(115)

Total	$5,844	$9,685	$524